Share based compensation, Share Option Awards Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Weighted average exercise price [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 15.8	$ 0
Granted (in dollars per share) | $ / shares	14.1	15.8
Outstanding at end of period (in dollars per share) | $ / shares	$ 15.32	$ 15.8
Number of options [Abstract]
Outstanding at beginning of period (in shares)	157,187	0
Granted (in shares)	304,409	157,187
Outstanding at end of period (in shares)	461,596	157,187
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years	7 years 1 month 20 days	7 years 7 months 13 days
Granted weighted average remaining life in years	7 years 4 months 28 days	7 years 7 months 13 days
Number of option exercisable (in shares)	0
Number of options vested (in shares)	60,032	7,296
Vesting condition	2 years
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 9.92	$ 14.44